Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000134834
Account Value [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
Account Value	$ 9,421	$ 14,196	$ 13,018	$ 13,320	$ 13,148	$ 12,020	$ 11,589	$ 10,498	$ 10,113	$ 10,465	$ 9,914
C000134835
Account Value [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
Account Value	$ 10,000	13,982	12,923	13,319	13,253	12,204	11,852	10,813	10,499	10,945	10,452
C000134836
Account Value [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
Account Value	$ 100,000	154,561	141,357	144,233	142,061	129,632	124,506	112,490	108,098	111,602	105,587
C000134837
Account Value [Line Items]
Line Graph and Table Measure Name	Grant Park Multi Alternative Strategies Fund
Account Value	$ 10,000	15,090	13,840	14,143	13,973	12,776	12,310	11,152	10,744	11,117	10,539
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Account Value	$ 10,000	12,573	10,719	11,082	15,307	15,806	13,927	11,405	11,743	11,871	10,366
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Account Value	$ 10,000	11,499	10,768	10,512	11,073	11,071	10,682	10,229	10,233	10,208	10,119
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Account Value	$ 100,000	114,992	107,681	105,117	110,725	110,705	106,819	102,294	102,330	102,080	101,187
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Account Value	$ 10,000	11,499	10,768	10,512	11,073	11,071	10,682	10,229	10,233	10,208	10,119
Bloomberg U.S. Treasury: 1-3 Years
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Treasury Bond Index
Account Value	$ 10,000	11,499	10,768	10,512	11,073	11,071	10,682	10,229	10,233	10,208	10,119
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Account Value	$ 10,000	12,573	10,719	11,082	15,307	15,806	13,927	11,405	11,743	11,871	10,366
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Account Value	$ 100,000	125,731	107,192	110,819	153,066	158,057	139,269	114,045	117,427	118,705	103,658
Bloomberg U.S. Government/Corporate Long Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Corporate Long Bond Index
Account Value	$ 10,000	$ 12,573	$ 10,719	$ 11,082	$ 15,307	$ 15,806	$ 13,927	$ 11,405	$ 11,743	$ 11,871	$ 10,366